CURRENT AND NON-CURRENT PROVISIONS - Details of Contingencies provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current and Non current provisions
Balances	$ 65,624,166	$ 73,081,893	$ 64,301,817
Litigation
Current and Non current provisions
Balances	65,624,166	73,081,893	$ 64,301,817
Tax Contingencies
Current and Non current provisions
Balances	49,185,234	63,543,782
Labor Contingencies
Current and Non current provisions
Balances	10,468,704	7,940,428
Civil Contingencies
Current and Non current provisions
Balances	$ 5,970,228	$ 1,597,683